UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


            Report for the Calendar Year or Quarter Ended December 31, 2001
                                                          -----------------

If amended report check here:      | | Amendment Number: ____
This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding
                                       entries.

Institutional Investment Manager Filing this Report:

Name:     Waveland Capital Management, LLC
          ------------------------------------------
Address:  227 West Monroe Street, Suite 4800
          ------------------------------------------
          Chicago, Illinois 60606
          ------------------------------------------

13F File Number: To be determined.
                 -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David S. Richter
          ------------------------------------------
Title:    Manager
          ------------------------------------------
Phone:    (312) 739-2138
          ------------------------------------------

Signature, Place and Date of Signing:

                               Chicago, Illinois          February 14, 2002
---------------------------  --------------------------  ----------------------
       [Signature]                [City, State]                  [Date]


Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


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List of Other Managers Reporting for this Manager


   Form 13F File No.:          Name:
   ------------------          ----------------------------
   28-05459                    Waveland International, Ltd.
   ------------------          ----------------------------




                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                         ------------
Form 13F Information Table Entry Total:        2
                                         ------------
Form 13F Information Table Value Total: $   3,683
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.       Form 13F File Number          Name

     1         28-05463                      David S. Richter
   -----       ---------------------         ---------------------


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                                                                  Form 13F Information Table

    Column 1     Column 2   Column 3    Column 4            Column 5          Column 6     Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
 Name of Issuer  Title of     CUSIP       Value    Shrs or     Sh/    Put/    Investment     Other           Voting Authority
                   Class                (X$1000)   Prn Amt     Prn    Call    Discretion    Managers    Sole      Shared      None
-----------------------------------------------------------------------------------------------------------------------------------
HEARTLAND        UT LTD     422357103    1,815     119,586     SH             DEFINED        1          119,586
PARTNERS         PARTNER
-----------------------------------------------------------------------------------------------------------------------------------

THE CRONOS       ORD        L20708100    1,868     387,191     SH             DEFINED        1          387,191
GROUP
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